Supplement to the
Fidelity® Tax-Free
Bond Fund
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the fund.

The following information replaces similar information for Jamie Pagliocco and Christine Thompson under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Jamie Pagliocco (lead portfolio manager) has managed the fund since February 2009.

Mark Sommer (co-manager) and Kevin Ramundo (co-manager) have managed the fund since June 2010.

The following information replaces the biographical information for Jamie Pagliocco and Christine Thompson found in the "Fund Management" section on page 24.

Jamie Pagliocco is lead portfolio manager of Fidelity Tax-Free Bond Fund, which he has managed since February 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed income head trader, and portfolio manager.

Mark Sommer is co-manager of Fidelity Tax-Free Bond Fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a research analyst and portfolio manager.

Kevin Ramundo is co-manager of Fidelity Tax-Free Bond Fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

SFB-10-02 October 1, 2010
1.759463.114

Supplement to the

Fidelity® Tax-Free Bond Fund (FTABX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2010

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the fund.

The following information replaces similar information for Christine Thompson and supplements information for Jamie Pagliocco found in the "Management Contract" section on page 26.

Kevin Ramundo is co-manager of Fidelity Tax-Free Bond Fund and receives compensation for his services. Mark Sommer is co-manager of Fidelity Tax-Free Bond Fund and receives compensation for his services. As of June 30, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR municipal bond funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Tax-Free Bond Fund is based on the fund's pre-tax investment performance measured against the Barclays Capital 3+ Year Non-AMT Municipal Bond Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

SFBB-10-02 October 1, 2010
1.774661.109

The following table provides information relating to other accounts managed by Mr. Ramundo as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 21,506	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Tax-Free Bond Fund ($1,987 (in millions) assets managed).

As of June 30, 2010, the dollar range of shares of Fidelity Tax-Free Bond Fund beneficially owned by Mr. Ramundo was $10,001-$50,000.

The following table provides information relating to other accounts managed by Mr. Sommer as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 21,542	none	$ 160
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Tax-Free Bond Fund ($1,987 (in millions) assets managed).

As of June 30, 2010, the dollar range of shares of Fidelity Tax-Free Bond Fund beneficially owned by Mr. Sommer was $100,001-$500,000.

Supplement to the
Fidelity® Select Portfolios®
Money Market Portfolio
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the fund.

SELMM-10-01 October 1, 2010
1.857351.107

Supplement to the

Fidelity® Select Portfolios®

Money Market Portfolio (FSLXX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2010

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the fund.

Effective May 28, 2010, the following information replaces the similar information regarding the fund's non-fundamental investment limitation with respect to illiquid securities in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to purchase any security if, as a result, more than 5% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the fund.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 5% of its total assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

The following information supplements the information in the "Fund Holdings Information" section on page 28.

Beginning on or before October 7, 2010, the fund will provide a full list of holdings as of the last business day of the previous month on the web site. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

SELMMB-10-02 October 1, 2010
1.872061.104

Supplement to the
Spartan® Treasury Bond Index Funds
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the funds.

LBX-10-01 October 1, 2010
1.855565.103

Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Intermediate Treasury Bond Index Fund	FIBIX	FIBAX
Spartan Long-Term Treasury Bond Index Fund	FLBIX	FLBAX
Spartan Short-Term Treasury Bond Index Fund	FSBIX	FSBAX

Funds of Fidelity® Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2010

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the funds.

LBXB-10-01 October 1, 2010
1.872059.102

Supplement to the
Fidelity® Inflation-Protected Bond Fund
June 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the fund.

IFB-10-01 October 1, 2010
1.774739.111

Supplement to the

Fidelity® Inflation-Protected Bond Fund (FINPX)

A Class of shares of Fidelity Inflation-Protected Bond Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2010

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the fund.

IFBB-10-01 October 1, 2010
1.778252.110

Supplement to the
Fidelity Advisor Inflation-Protected Bond Fund
Class A, Class T, Class B, and Class C
June 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

AIFB-10-03 October 1, 2010
1.790682.120

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.75%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 27.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 28.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.75%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 30.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 31.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 34.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor Inflation-Protected Bond Fund
Institutional Class
June 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the fund.

AIFBI-10-01 October 1, 2010
1.790683.113

Supplement to the

Fidelity Advisor Inflation-Protected Bond Fund

Class A (FIPAX), Class T (FIPTX), Class B (FBIPX), Class C (FIPCX), and Institutional Class (FIPIX)

Classes of shares of Fidelity® Inflation-Protected Bond Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2010

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the fund.

AIFB/AIFBIB-10-01 October 1, 2010
1.789511.110

Supplement to the
Fidelity® Series Inflation-Protected Bond Index Fund
March 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the fund.

SIB-S-10-01 October 1, 2010
1.918642.100

Supplement to the

Fidelity® Series Inflation-Protected Bond Index Fund (FSIPX)

A Class of shares of Fidelity Series Inflation-Protected Bond Index Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the fund.

SIB-SB-10-01 October 1, 2010
1.918643.100

Supplement to the
Fidelity® Series Inflation-Protected Bond Index Fund
Class F
March 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the fund.

SIB-F-10-01 October 1, 2010
1.918644.100

Supplement to the

Fidelity® Series Inflation-Protected Bond Index Fund

Class F (FFIPX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the fund.

SIB-FB-10-01 October 1, 2010
1.918645.100

Supplement to the
Fidelity® Strategic Real Return Fund
November 28, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces similar information found under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Fidelity Management & Research Company (FMR) is the fund's manager. Geode Capital Management, LLC (Geode®), Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

The following information supplements similar information found under the "Fund Management" heading in the "Fund Services" section on page 27.

FIMM serves as a sub-adviser for the fund. FIMM has day-to-day responsibility for choosing certain types of investments for the fund.

FIMM is an affiliate of FMR. As of December 31, 2009, FIMM had approximately $639.1 billion in discretionary assets under management.

RRS-10-01 October 1, 2010
1.820982.112

Supplement to the

Fidelity® Strategic Real Return Fund (FSRRX)

A Class of shares of Fidelity Strategic Real Return Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

November 28, 2009

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan in the "Management Contract" section beginning on page 28 are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section on page 30.

Sub-Adviser - FIMM. On behalf of the fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing certain types of investments for the fund. Under the terms of the sub-advisory agreement, FMR, and not the fund, pays FIMM's fees.

The following information supplements the similar information found in the "Management Contract" section beginning on page 28.

Maximilian Kaufmann is a portfolio manager of the commodities sub-portfolio and receives compensation for his services. As of December 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to the relative pre-tax investment performance of the fund's assets allocated to the commodities sub-portfolio measured against the Dow Jones-UBS Commodity Index Total Return. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Kaufmann as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 69,683	$ 5,818	$ 1,069
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Strategic Real Return managed by Mr. Kaufmann ($1,523 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Strategic Real Return beneficially owned by Mr. Kaufmann was none.

RRSB-10-03 October 1, 2010
1.832410.113

Supplement to the
Fidelity® Strategic Real Return Fund
Class F
November 28, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces similar information found under the heading "Investment Advisers" in the "Fund Management" section on page 7.

Fidelity Management & Research Company (FMR) is the fund's manager. Geode Capital Management, LLC (Geode®), Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

The following information supplements similar information found in the "Fund Management" section on page 22.

FIMM serves as a sub-adviser for the fund. FIMM has day-to-day responsibility for choosing certain types of investments for the fund.

FIMM is an affiliate of FMR. As of December 31, 2009, FIMM had approximately $639.1 billion in discretionary assets under management.

RRS-F-10-01 October 1, 2010
1.901356.101

Supplement to the

Fidelity® Strategic Real Return Fund Class F (FRRFX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

November 28, 2009

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

The following information supplements similar information found in the "Management Contract" section beginning on page 28.

Sub-Adviser - FIMM. On behalf of the fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing certain types of investments for the fund.

Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan in the "Management Contract" section beginning on page 28 are no longer applicable.

The following information supplements similar information found in the "Management Contract" section beginning on page 28.

Maximilian Kaufmann is a portfolio manager of the commodities sub-portfolio and receives compensation for his services. As of December 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to the relative pre-tax investment performance of the fund's assets allocated to the commodities sub-portfolio measured against the Dow Jones-UBS Commodity Index Total Return. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Kaufmann as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 69,683	$ 5,818	$ 1,069
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Strategic Real Return managed by Mr. Kaufmann ($1,523 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Strategic Real Return beneficially owned by Mr. Kaufmann was none.

RRS-FB-10-03 October 1, 2010
1.900970.104

Supplement to the
Fidelity Advisor Strategic Real Return Fund
Class A, Class T, Class B, and Class C
November 28, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

ARRS-10-02 October 1, 2010
1.820981.116

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following information replaces similar information found under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Fidelity Management & Research Company (FMR) is the fund's manager. Geode Capital Management, LLC (Geode®), Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

The following information supplements similar information found under the "Fund Management" heading in the "Fund Services" section on page 29.

FIMM serves as a sub-adviser for the fund. FIMM has day-to-day responsibility for choosing certain types of investments for the fund.

FIMM is an affiliate of FMR. As of December 31, 2009, FIMM had approximately $639.1 billion in discretionary assets under management.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 32.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 33.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 35.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 35.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 38.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor Strategic Real Return Fund
Institutional Class
November 28, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces similar information found under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Fidelity Management & Research Company (FMR) is the fund's manager. Geode Capital Management, LLC (Geode®), Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

The following information supplements similar information found under the "Fund Management" heading in the "Fund Services" section on page 27.

FIMM serves as a sub-adviser for the fund. FIMM has day-to-day responsibility for choosing certain types of investments for the fund.

FIMM is an affiliate of FMR. As of December 31, 2009, FIMM had approximately $639.1 billion in discretionary assets under management.

ARRSI-10-01 October 1, 2010
1.820980.112

Supplement to the

Fidelity Advisor Strategic Real Return Fund

Class A (FSRAX), Class T (FSRTX), Class B (FSBRX), Class C (FCSRX), and Institutional Class (FSIRX)

Classes of shares of Fidelity® Strategic Real Return Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

November 28, 2009

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan in the "Management Contract" section beginning on page 28 are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section on page 31.

Sub-Adviser - FIMM. On behalf of the fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing certain types of investments for the fund. Under the terms of the sub-advisory agreement, FMR, and not the fund, pays FIMM's fees.

The following information supplements the similar information found in the "Management Contract" section beginning on page 28.

Maximilian Kaufmann is a portfolio manager of the commodities sub-portfolio and receives compensation for his services. As of December 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to the relative pre-tax investment performance of the fund's assets allocated to the commodities sub-portfolio measured against the Dow Jones-UBS Commodity Index Total Return. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Kaufmann as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 69,683	$ 5,818	$ 1,069
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Strategic Real Return managed by Mr. Kaufmann ($1,523 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Strategic Real Return beneficially owned by Mr. Kaufmann was none.

ARRS/ARRSIB-10-03 October 1, 2010
1.832411.114

Supplement to the
Fidelity® Strategic Dividend & Income® Fund
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors , FIL Investment Advisors (U.K.) Ltd., and FIL Investment Advisors (Japan) Limited no longer serve as sub-advisers to the fund.

Effective October 1, 2010, the following information replaces the similar information found in the "Additional Information about the Indexes" section on page 28.

Fidelity Strategic Dividend & Income Composite Index is a hypothetical representation of the performance of the fund's four general investment categories according to their respective weighting in the fund's neutral mix (50% common stocks, 15% REITs and other real estate related investments, 15% convertible securities, and 20% preferred stocks). Prior to October 1, 2010 the following indexes were used to represent the fund's investment categories when calculating the composite index: common stocks - the Russell 3000® Value Index, REITs and other real estate related investments - the FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index, convertible securities - The BofA Merrill Lynch All US Convertibles Index ex Traditional Convertible Preferreds, and preferred stocks - The BofA Merrill Lynch DRD Eligible Preferred Securities Index. Effective October 1, 2010 the following indexes are used to represent the fund's investment categories when calculating the composite index: common stocks - MSCI® USA High Dividend Yield Index, REITs and other real estate related investments - the FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index, convertible securities - The BofA Merrill Lynch All US Convertibles Index, and preferred stocks - The BofA Merrill Lynch Fixed Rate Preferred Securities Index.

FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index is a market capitalization-weighted index that is designed to measure the performance of tax-qualified REITs that own, manage, and lease U.S. investment grade commercial real estate. Mortgage REITs are excluded.

MSCI USA High Dividend Yield Index is a market capitalization-weighted index of stocks designed to measure the performance of the high dividend yielding segment of the U.S. large and mid cap equity market. Real Estate Investment Trusts (REITs) are excluded. Eligible companies must have a persistent and sustainable dividend and a dividend yield that is meaningfully higher than average for the parent MSCI ACWI (All Country World Index) USA Index.

SDI-10-01 October 1, 2010
1.791404.114

Russell 3000 Value Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

The BofA Merrill Lynch All US Convertibles Index is a market capitalization-weighted index of domestic US corporate convertible securities including mandatory convertible preferreds.

The BofA Merrill Lynch All US Convertibles Index ex Traditional Convertible Preferreds is a market capitalization-weighted index of domestic US corporate convertible securities excluding all traditional convertible preferreds.

The BofA Merrill Lynch DRD Eligible Preferred Securities Index is a market capitalization-weighted index of fixed rate US dollar denominated preferred securities issued in the US domestic market. It is a subset of The BofA Merrill Lynch Fixed Rate Preferred Securities Index. Qualifying securities must have an investment grade rating (based on an average of Moody's, S&P and Fitch) and an investment grade rated country of risk. In addition, qualifying securities must be issued as public securities or through a 144a filing, must be issued in $25, $50, or $100 par/liquidation preference increments, must have at least one year until final maturity, must have a fixed coupon or dividend schedule and must have a minimum amount outstanding of $100 million.

The BofA Merrill Lynch Fixed Rate Preferred Securities Index is a market capitalization-weighted index of fixed rate US dollar denominated preferred securities issued in the US domestic market. Qualifying securities must have an investment grade rating (based on an average of Moody's, S&P and Fitch) and an investment grade rated country of risk. In addition, qualifying securities must be issued as public securities or through a 144a filing, must be issued in $25, $50, or $100 par/liquidation preference increments, must have at least one year until final maturity, a fixed coupon or dividend schedule and must have a minimum amount outstanding of $100 million.

Supplement to the

Fidelity® Strategic Dividend & Income® Fund (FSDIX)

A Class of shares of Fidelity Strategic Dividend & Income Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

SDIB-10-01 October 1, 2010
1.796004.112

Supplement to the
Fidelity Advisor Strategic Dividend & Income Fund
Class A, Class T, Class B, and Class C
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors , FIL Investment Advisors (U.K.) Ltd., and FIL Investment Advisors (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

ASDI-10-02 October 1, 2010
1.805077.119

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 26.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 27.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 30.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 33.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Effective October 1, 2010, the following information replaces the similar information found in the "Additional Information about the Indexes" section on page 42.

Fidelity Strategic Dividend & Income Composite Index is a hypothetical representation of the performance of the fund's four general investment categories according to their respective weighting in the fund's neutral mix (50% common stocks, 15% REITs and other real estate related investments, 15% convertible securities, and 20% preferred stocks). Prior to October 1, 2010 the following indexes were used to represent the fund's investment categories when calculating the composite index: common stocks - the Russell 3000® Value Index, REITs and other real estate related investments - the FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index, convertible securities - The BofA Merrill Lynch All US Convertibles Index ex Traditional Convertible Preferreds, and preferred stocks - The BofA Merrill Lynch DRD Eligible Preferred Securities Index. Effective October 1, 2010 the following indexes are used to represent the fund's investment categories when calculating the composite index: common stocks - MSCI® USA High Dividend Yield Index, REITs and other real estate related investments - the FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index, convertible securities - The BofA Merrill Lynch All US Convertibles Index, and preferred stocks - The BofA Merrill Lynch Fixed Rate Preferred Securities Index.

FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index is a market capitalization-weighted index that is designed to measure the performance of tax-qualified REITs that own, manage, and lease U.S. investment grade commercial real estate. Mortgage REITs are excluded.

MSCI USA High Dividend Yield Index is a market capitalization-weighted index of stocks designed to measure the performance of the high dividend yielding segment of the U.S. large and mid cap equity market. Real Estate Investment Trusts (REITs) are excluded. Eligible companies must have a persistent and sustainable dividend and a dividend yield that is meaningfully higher than average for the parent MSCI ACWI (All Country World Index) USA Index.

Russell 3000 Value Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

The BofA Merrill Lynch All US Convertibles Index is a market capitalization-weighted index of domestic US corporate convertible securities including mandatory convertible preferreds.

The BofA Merrill Lynch All US Convertibles Index ex Traditional Convertible Preferreds is a market capitalization-weighted index of domestic US corporate convertible securities excluding all traditional convertible preferreds.

The BofA Merrill Lynch DRD Eligible Preferred Securities Index is a market capitalization-weighted index of fixed rate US dollar denominated preferred securities issued in the US domestic market. It is a subset of The BofA Merrill Lynch Fixed Rate Preferred Securities Index. Qualifying securities must have an investment grade rating (based on an average of Moody's, S&P and Fitch) and an investment grade rated country of risk. In addition, qualifying securities must be issued as public securities or through a 144a filing, must be issued in $25, $50, or $100 par/liquidation preference increments, must have at least one year until final maturity, must have a fixed coupon or dividend schedule and must have a minimum amount outstanding of $100 million.

The BofA Merrill Lynch Fixed Rate Preferred Securities Index is a market capitalization-weighted index of fixed rate US dollar denominated preferred securities issued in the US domestic market. Qualifying securities must have an investment grade rating (based on an average of Moody's, S&P and Fitch) and an investment grade rated country of risk. In addition, qualifying securities must be issued as public securities or through a 144a filing, must be issued in $25, $50, or $100 par/liquidation preference increments, must have at least one year until final maturity, a fixed coupon or dividend schedule and must have a minimum amount outstanding of $100 million.

Supplement to the
Fidelity Advisor Strategic Dividend & Income Fund
Institutional Class
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors , FIL Investment Advisors (U.K.) Ltd., and FIL Investment Advisors (Japan) Limited no longer serve as sub-advisers to the fund.

Effective October 1, 2010, the following information replaces the similar information found in the "Additional Information about the Indexes" section on page 28.

Fidelity Strategic Dividend & Income Composite Index is a hypothetical representation of the performance of the fund's four general investment categories according to their respective weighting in the fund's neutral mix (50% common stocks, 15% REITs and other real estate related investments, 15% convertible securities, and 20% preferred stocks). Prior to October 1, 2010 the following indexes were used to represent the fund's investment categories when calculating the composite index: common stocks - the Russell 3000® Value Index, REITs and other real estate related investments - the FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index, convertible securities - The BofA Merrill Lynch All US Convertibles Index ex Traditional Convertible Preferreds, and preferred stocks - The BofA Merrill Lynch DRD Eligible Preferred Securities Index. Effective October 1, 2010 the following indexes are used to represent the fund's investment categories when calculating the composite index: common stocks - MSCI® USA High Dividend Yield Index, REITs and other real estate related investments - the FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index, convertible securities - The BofA Merrill Lynch All US Convertibles Index, and preferred stocks - The BofA Merrill Lynch Fixed Rate Preferred Securities Index.

FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index is a market capitalization-weighted index that is designed to measure the performance of tax-qualified REITs that own, manage, and lease U.S. investment grade commercial real estate. Mortgage REITs are excluded.

MSCI USA High Dividend Yield Index is a market capitalization-weighted index of stocks designed to measure the performance of the high dividend yielding segment of the U.S. large and mid cap equity market. Real Estate Investment Trusts (REITs) are excluded. Eligible companies must have a persistent and sustainable dividend and a dividend yield that is meaningfully higher than average for the parent MSCI ACWI (All Country World Index) USA Index.

ASDII-10-01 October 1, 2010
1.805078.115

Russell 3000 Value Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

The BofA Merrill Lynch All US Convertibles Index is a market capitalization-weighted index of domestic US corporate convertible securities including mandatory convertible preferreds.

The BofA Merrill Lynch All US Convertibles Index ex Traditional Convertible Preferreds is a market capitalization-weighted index of domestic US corporate convertible securities excluding all traditional convertible preferreds.

The BofA Merrill Lynch DRD Eligible Preferred Securities Index is a market capitalization-weighted index of fixed rate US dollar denominated preferred securities issued in the US domestic market. It is a subset of The BofA Merrill Lynch Fixed Rate Preferred Securities Index. Qualifying securities must have an investment grade rating (based on an average of Moody's, S&P and Fitch) and an investment grade rated country of risk. In addition, qualifying securities must be issued as public securities or through a 144a filing, must be issued in $25, $50, or $100 par/liquidation preference increments, must have at least one year until final maturity, must have a fixed coupon or dividend schedule and must have a minimum amount outstanding of $100 million.

The BofA Merrill Lynch Fixed Rate Preferred Securities Index is a market capitalization-weighted index of fixed rate US dollar denominated preferred securities issued in the US domestic market. Qualifying securities must have an investment grade rating (based on an average of Moody's, S&P and Fitch) and an investment grade rated country of risk. In addition, qualifying securities must be issued as public securities or through a 144a filing, must be issued in $25, $50, or $100 par/liquidation preference increments, must have at least one year until final maturity, a fixed coupon or dividend schedule and must have a minimum amount outstanding of $100 million.

Supplement to the

Fidelity Advisor Strategic Dividend & Income Fund

Class A (FASDX), Class T (FTSDX), Class B (FBSDX), Class C (FCSDX), and Institutional Class (FSIDX)

Classes of shares of Fidelity® Strategic Dividend & Income® Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

ASDI/ASDIIB-10-01 October 1, 2010
1.795998.110

Supplement to the
Fidelity Dynamic Strategies® Fund
March 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Management fee	0.50%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.69%
Total annual operating expensesB	1.19%
Fee waiver and expense reimbursementA	0.13%
Total annual operating expenses after fee waiver and expense reimbursementC	1.06%

A The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with FMR Co., Inc. (FMRC) for the management of its portfolio pursuant to which the subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC's contract with the subsidiary is in place. If FMRC's contract with the subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

C In addition to the waiver noted above, FMRC has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through February 28, 2011, after which date FMRC, in its sole discretion, may discontinue the arrangement at any time.

DYS-10-02 October 1, 2010
1.883715.103

The following supplements information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Investing up to 25% of assets in commodity-related ETFs and exchange-traded notes (ETNs) and other commodities and commodity-linked investments through a wholly-owned subsidiary.

The following supplements information found under the heading "Principal Investment Risks" in the "Fund Summary" section beginning on page 4.

  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.

The following replaces similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 5.

  Investing in ETFs and ETNs. ETFs and ETNs are subject to tracking error, may trade at a discount in the secondary market and may not be liquid. ETFs may be unable to sell poorly performing assets that are included in their index or other benchmark. ETNs are subject to the risks associated with debt securities, including counterparty risk of the issuer.

The following supplements information found under the heading "Principal Investment Strategies" in the "Fund Basics" section beginning on page 9.

FMRC may invest up to 25% of the fund's assets in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is managed by FMRC and has the same investment objective as the fund. FMRC intends to invest the Subsidiary's assets directly in commodity-related ETFs and ETNs and other commodities and commodity-linked investments.

The following supplements information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 10.

Subsidiary Risk. The investments held by the Subsidiary are generally similar to those that are permitted to be held by the fund and, therefore, the Subsidiary is subject to risks similar to those of the fund, including the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the 1940 Act, the Subsidiary is not subject to the investor protections of the 1940 Act. The fund relies on a private letter ruling received by other Fidelity funds from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of the fund and/or the Subsidiary to operate as described in this prospectus.

The following replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 14.

Investing in ETFs and ETNs. ETFs and ETNs are listed on an exchange and traded in the secondary market. Returns are based on the performance of the asset (typically stocks but also commodities or other instruments) underlying the ETF, or the index or other reference asset of the ETN. ETFs and ETNs are subject to tracking error risk (the risk of errors in matching the underlying assets to the index or other benchmark). An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs and ETNs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying assets and may not be liquid. Unlike ETFs, ETNs can be held until maturity and are subject to the risks associated with debt securities, including counterparty risk of the issuer; unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

The following replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 27.

FMRC is the fund's manager. FMRC also manages the Subsidiary. The address of FMRC and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

The following supplements information found under the heading "Fund Management" in the "Fund Services" section beginning on page 27.

The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the Subsidiary. This arrangement may not be discontinued by FMRC as long as its contract with the Subsidiary is in place.

Supplement to the

Fidelity Dynamic Strategies Fund (FDYSX)

A Class of shares of Fidelity Dynamic Strategies® Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

The following supplements information found under the "Investment Policies and Limitations" section beginning on page 4.

Investment in Wholly-Owned Subsidiary. The fund may invest up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary).

The fund wholly owns and controls the Subsidiary, and the fund and Subsidiary are both managed by FMRC. Unlike the fund, the Subsidiary is not registered under the 1940 Act and therefore is not subject to the investor protections of the 1940 Act. The Subsidiary is expected to invest in commodity-related ETFs and ETNs and other commodities and commodity-linked investments. As a result, the Subsidiary is subject to risks similar to those of the fund, including the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general.

By investing in the Subsidiary, the fund may gain exposure to commodity-related ETFs and ETNs and other commodities and commodity-linked investments within the limits of Subchapter M of the Internal Revenue Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as "qualifying income"). Although income from investment in certain commodity-related ETFs and ETNs and certain other commodities and commodity-linked investments typically is not "qualifying income," the fund relies on a private letter ruling received by other Fidelity funds from the Internal Revenue Service ruling that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M. Changes in U.S. or Cayman Islands laws could cause investments in the Subsidiary to fail to work as expected.

The following replaces similar information found under the "Distribution and Taxes" section on page 32.

Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. For purposes of these rules, the fund relies on a ruling from the Internal Revenue Service that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M.

Investment in the Subsidiary. The fund intends to invest a portion of its assets in the Subsidiary. The Subsidiary, a foreign corporation, is wholly-owned by the fund, and the fund will be considered a "U.S. Shareholder" for purposes of the controlled foreign corporation (CFC) provisions of the Internal Revenue Code. As such, the fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary's "subpart F income." Subpart F income generally will be treated as ordinary income, regardless of the character of the Subsidiary's underlying income. In addition, any losses incurred by the Subsidiary can only offset income earned by the Subsidiary in the same year. Net losses earned by the Subsidiary will not be able to offset income earned by the fund and cannot be carried back or forward by the Subsidiary to offset income from prior or future years.

The following replaces similar information found under the "Management Contract" section on page 41.

The fund has entered into a management contract with FMRC, pursuant to which FMRC furnishes investment advisory and other services. FMRC also manages the Subsidiary.

Management Services. Under the terms of its management contract with the fund, FMRC acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMRC is authorized, in its discretion, to allocate the fund's assets pursuant to its asset allocation strategy. FMRC also provides the fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of the fund or FMRC performing services relating to research, statistical and investment activities.

DYSB-10-02 October 1, 2010
1.881201.103

In addition, FMRC or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the Subsidiary. This arrangement may not be discontinued by FMR as long as its contract with the Subsidiary is in place.

Supplement to the
Fidelity Advisor Dynamic StrategiesSM Fund
Class A, Class T, Class B, and Class C
March 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

ADYS-10-03 October 1, 2010
1.883716.106

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" in the "Fund Summary" section on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 3.

Class A

Class T

Class B

Class C

Management fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.69%	0.69%	0.69%	0.69%
Total annual operating expensesB	1.44%	1.69%	2.19%	2.19%
Fee waiver and expense reimbursementA	0.13%	0.13%	0.13%	0.13%
Total annual operating expenses after fee waiver and expense reimbursementC	1.31%	1.56%	2.06%	2.06%

A The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with FMR Co., Inc. (FMRC) for the management of its portfolio pursuant to which the subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC's contract with the subsidiary is in place. If FMRC's contract with the subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

C In addition to the waiver noted above, FMRC has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through February 28, 2011, after which date FMRC, in its sole discretion, may discontinue the arrangement at any time.

The following supplements information found under the heading "Principal Investment Strategies" in the "Fund Summary" section beginning on page 4.

  Investing up to 25% of assets in commodity-related ETFs and exchange-traded notes (ETNs) and other commodities and commodity-linked investments through a wholly-owned subsidiary.

The following supplements information found under the heading "Principal Investment Risks" in the "Fund Summary" section beginning on page 5.

  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.

The following replaces similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 6.

  Investing in ETFs and ETNs. ETFs and ETNs are subject to tracking error, may trade at a discount in the secondary market and may not be liquid. ETFs may be unable to sell poorly performing assets that are included in their index or other benchmark. ETNs are subject to the risks associated with debt securities, including counterparty risk of the issuer.

The following supplements information found under the heading "Principal Investment Strategies" in the "Fund Basics" section beginning on page 9.

FMRC may invest up to 25% of the fund's assets in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is managed by FMRC and has the same investment objective as the fund. FMRC intends to invest the Subsidiary's assets directly in commodity-related ETFs and ETNs and other commodities and commodity-linked investments.

The following supplements information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 10.

Subsidiary Risk. The investments held by the Subsidiary are generally similar to those that are permitted to be held by the fund and, therefore, the Subsidiary is subject to risks similar to those of the fund, including the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the 1940 Act, the Subsidiary is not subject to the investor protections of the 1940 Act. The fund relies on a private letter ruling received by other Fidelity funds from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of the fund and/or the Subsidiary to operate as described in this prospectus.

The following replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 14.

Investing in ETFs and ETNs. ETFs and ETNs are listed on an exchange and traded in the secondary market. Returns are based on the performance of the asset (typically stocks but also commodities or other instruments) underlying the ETF, or the index or other reference asset of the ETN. ETFs and ETNs are subject to tracking error risk (the risk of errors in matching the underlying assets to the index or other benchmark). An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs and ETNs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying assets and may not be liquid. Unlike ETFs, ETNs can be held until maturity and are subject to the risks associated with debt securities, including counterparty risk of the issuer; unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

The following replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 27.

FMRC is the fund's manager. FMRC also manages the Subsidiary. The address of FMRC and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

The following supplements information found under the heading "Fund Management" in the "Fund Services" section beginning on page 27.

The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the Subsidiary. This arrangement may not be discontinued by FMRC as long as its contract with the Subsidiary is in place.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section beginning on page 29.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 32.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 32.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 35.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor Dynamic StrategiesSM Fund
Institutional Class
March 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Management fee	0.50%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.69%
Total annual operating expensesB	1.19%
Fee waiver and expense reimbursementA	0.13%
Total annual operating expenses after fee waiver and expense reimbursementC	1.06%

A The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with FMR Co., Inc. (FMRC) for the management of its portfolio pursuant to which the subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC's contract with the subsidiary is in place. If FMRC's contract with the subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

C In addition to the waiver noted above, FMRC has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through February 28, 2011, after which date FMRC, in its sole discretion, may discontinue the arrangement at any time.

ADYSI-10-02 October 1, 2010
1.883717.104

The following supplements information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Investing up to 25% of assets in commodity-related ETFs and exchange-traded notes (ETNs) and other commodities and commodity-linked investments through a wholly-owned subsidiary.

The following supplements information found under the heading "Principal Investment Risks" in the "Fund Summary" section beginning on page 4.

  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.

The following replaces similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 5.

  Investing in ETFs and ETNs. ETFs and ETNs are subject to tracking error, may trade at a discount in the secondary market and may not be liquid. ETFs may be unable to sell poorly performing assets that are included in their index or other benchmark. ETNs are subject to the risks associated with debt securities, including counterparty risk of the issuer.

The following supplements information found under the heading "Principal Investment Strategies" in the "Fund Basics" section beginning on page 9.

FMRC may invest up to 25% of the fund's assets in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is managed by FMRC and has the same investment objective as the fund. FMRC intends to invest the Subsidiary's assets directly in commodity-related ETFs and ETNs and other commodities and commodity-linked investments.

The following supplements information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 10.

Subsidiary Risk. The investments held by the Subsidiary are generally similar to those that are permitted to be held by the fund and, therefore, the Subsidiary is subject to risks similar to those of the fund, including the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the 1940 Act, the Subsidiary is not subject to the investor protections of the 1940 Act. The fund relies on a private letter ruling received by other Fidelity funds from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of the fund and/or the Subsidiary to operate as described in this prospectus.

The following replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 14.

Investing in ETFs and ETNs. ETFs and ETNs are listed on an exchange and traded in the secondary market. Returns are based on the performance of the asset (typically stocks but also commodities or other instruments) underlying the ETF, or the index or other reference asset of the ETN. ETFs and ETNs are subject to tracking error risk (the risk of errors in matching the underlying assets to the index or other benchmark). An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs and ETNs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying assets and may not be liquid. Unlike ETFs, ETNs can be held until maturity and are subject to the risks associated with debt securities, including counterparty risk of the issuer; unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

The following replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 27.

FMRC is the fund's manager. FMRC also manages the Subsidiary. The address of FMRC and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

The following supplements information found under the heading "Fund Management" in the "Fund Services" section beginning on page 27.

The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the Subsidiary. This arrangement may not be discontinued by FMRC as long as its contract with the Subsidiary is in place.

Supplement to the

Fidelity Advisor Dynamic StrategiesSM Fund

Class A (FDASX), Class T (FDTSX), Class B (FDBSX), Class C (FDCSX), and Institutional Class (FDYIX)

Classes of shares of Fidelity Dynamic Strategies® Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

The following supplements information found under the "Investment Policies and Limitations" section beginning on page 4.

Investment in Wholly-Owned Subsidiary. The fund may invest up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary).

The fund wholly owns and controls the Subsidiary, and the fund and Subsidiary are both managed by FMRC. Unlike the fund, the Subsidiary is not registered under the 1940 Act and therefore is not subject to the investor protections of the 1940 Act. The Subsidiary is expected to invest in commodity-related ETFs and ETNs and other commodities and commodity-linked investments. As a result, the Subsidiary is subject to risks similar to those of the fund, including the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general.

By investing in the Subsidiary, the fund may gain exposure to commodity-related ETFs and ETNs and other commodities and commodity-linked investments within the limits of Subchapter M of the Internal Revenue Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as "qualifying income"). Although income from investment in certain commodity-related ETFs and ETNs and certain other commodities and commodity-linked investments typically is not "qualifying income," the fund relies on a private letter ruling received by other Fidelity funds from the Internal Revenue Service ruling that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M. Changes in U.S. or Cayman Islands laws could cause investments in the Subsidiary to fail to work as expected.

The following replaces similar information found under the "Distribution and Taxes" section on page 33.

Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. For purposes of these rules, the fund relies on a ruling from the Internal Revenue Service that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M.

Investment in the Subsidiary. The fund intends to invest a portion of its assets in the Subsidiary. The Subsidiary, a foreign corporation, is wholly-owned by the fund, and the fund will be considered a "U.S. Shareholder" for purposes of the controlled foreign corporation (CFC) provisions of the Internal Revenue Code. As such, the fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary's "subpart F income." Subpart F income generally will be treated as ordinary income, regardless of the character of the Subsidiary's underlying income. In addition, any losses incurred by the Subsidiary can only offset income earned by the Subsidiary in the same year. Net losses earned by the Subsidiary will not be able to offset income earned by the fund and cannot be carried back or forward by the Subsidiary to offset income from prior or future years.

The following replaces similar information found under the "Management Contract" section on page 41.

The fund has entered into a management contract with FMRC, pursuant to which FMRC furnishes investment advisory and other services. FMRC also manages the Subsidiary.

Management Services. Under the terms of its management contract with the fund, FMRC acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMRC is authorized, in its discretion, to allocate the fund's assets pursuant to its asset allocation strategy. FMRC also provides the fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of the fund or FMRC performing services relating to research, statistical and investment activities.

ADYS/ADYSIB-10-02 October 1, 2010
1.881202.103

In addition, FMRC or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the Subsidiary. This arrangement may not be discontinued by FMR as long as its contract with the Subsidiary is in place.